Pay vs Performance Disclosure		3 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
		Mar. 30, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following table presents the Company’s pay versus performance disclosure as required by the SEC. The “Compensation Actually Paid” portions of this table are calculated in accordance with SEC rules and include certain amounts that were not received during the respective fiscal year and may not be received in the future. The section of the proxy statement captioned, “Compensation Discussion and Analysis—Basis for Compensation Decisions” describes how the Compensation Committee links pay to performance.

							Value of Initial Fixed $100 Investment Based On: (6)
Year(1)	Summary Compensation Table Total for Ford(2)	Summary Compensation Table Total for White(2)	Compensation Actually Paid to Ford(3)	Compensation Actually Paid to White(4)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Total Shareholder Return	Peer Group Total Shareholder Return(7)	Net Income (in millions)	Adjusted Diluted EPS(8)
2022	$21,722,152	N/A	$8,014,859	N/A	$7,402,414	$2,903,667	$133	$140	$6,933	$5.34
2021	$24,914,886	N/A	$43,342,034	N/A	$9,267,772	$20,389,311	$167	$143	$7,071	$5.21
2020	$20,450,586	$19,828,384	$29,075,377	$38,385,988	$6,902,127	$10,929,581	$128	$113	$4,495	$3.65
(1)	The Principal Executive Officer (“PEO”) and named officers for the applicable years were as follows:

●	2022: Robert B. Ford served as the Company’s PEO for the entirety of 2022. The Company’s other named officers for 2022 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; and Andrea F. Wainer.
●	2021: Robert B. Ford served as the Company’s PEO for the entirety of 2021. The Company’s other named officers for 2021 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; Andrea F. Wainer; and Miles D. White.
●	2020: Mr. Ford served as President and Chief Operating Officer until his appointment to President and Chief Executive Officer (PEO), effective March 31, 2020, and Mr. White served as Chairman and Chief Executive Officer (PEO) prior to Mr. Ford’s March 31, 2020 appointment. The Company’s other named officers for 2020 were: Robert E. Funck, Jr.; Hubert L. Allen; John F. Ginascol; Daniel G. Salvadori; and Brian B. Yoor.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the named officer served as PEO in the case of Messrs. Ford and White and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named officers other than the individual serving as PEO for all or a portion of such years.
(3)	Amounts reported in this column are based on total compensation reported for Mr. Ford in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

		Ford
		2022	2021	2020
	Summary Compensation Table - Total Compensation(a)	$21,722,152	$24,914,886	$20,450,586
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	0	(2,429,795)	(3,901,036)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	551,654	482,954	261,019
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(17,399,594)	(17,379,272)	(11,248,988)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	16,976,728	22,729,219	18,590,594
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	(7,581,367)	10,936,340	4,960,074
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(6,515,228)	3,865,474	(185,168)
+	Dividends paid on equity awards(h)	260,514	222,228	148,296
=	Compensation Actually Paid	$8,014,859	$43,342,034	$29,075,377
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. Ford’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. Ford’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. Ford reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Ford’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. Ford as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Ford that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

(4)	Amounts reported in this column are based on total compensation reported for Mr. White in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported for the Company’s other named officers, as described in footnote 5 below.

		White 2020
	Summary Compensation Table - Total Compensation(a)	$19,828,384
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(1,028,610)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(11,998,931)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	19,829,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	11,882,907
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(395,379)
+	Dividends paid on equity awards(h)	267,635
=	Compensation Actually Paid	$38,385,988
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. White’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. White’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. White reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. White’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. White as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. White that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

(5)	Amounts reported in this column are based on the average total compensation reported for the Company’s named officers other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other NEOs Average(a)
		2022	2021	2020
	Summary Compensation Table - Total Compensation(b)	$7,402,414	$9,267,772	$6,902,127
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(c)	0	(503,651)	(1,590,997)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(d)	290,245	263,706	214,361
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(e)	(5,406,145)	(6,156,884)	(3,551,089)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(f)	5,274,761	8,052,203	5,868,700
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(g)	(2,269,110)	6,303,872	3,066,178
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	(2,469,621)	3,050,194	(51,351)
+	Dividends paid on equity awards(i)	81,123	112,099	71,652
=	Compensation Actually Paid	$2,903,667	$20,389,311	$10,929,581
(a)	Please see footnote 1 for the named officers included in the average for each indicated fiscal year. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported in this table for 2021.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named officers in the indicated fiscal year.
(c)	Represents the average aggregate change in the actuarial present value of the reported named officers accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(d)	Represents the average sum of the actuarial present value of the reported named officers benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named officers reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named officers outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by the reported named officers as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(i)	Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the reported named officers during the indicated fiscal year.
(6)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(7)	The TSR Peer Group consists of the Standard & Poor’s 500 Health Care Index, an independently prepared index that includes companies in the healthcare industry.

(8)	Adjusted Diluted EPS is diluted earnings per common share from continuing operations excluding specified items, such as intangible amortization expense and various other costs including expenses related to restructuring actions or business acquisitions. As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted Diluted EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation.

Company Selected Measure Name	[1]			Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (“PEO”) and named officers for the applicable years were as follows:
●	2022: Robert B. Ford served as the Company’s PEO for the entirety of 2022. The Company’s other named officers for 2022 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; and Andrea F. Wainer.
●	2021: Robert B. Ford served as the Company’s PEO for the entirety of 2021. The Company’s other named officers for 2021 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; Andrea F. Wainer; and Miles D. White.
●	2020: Mr. Ford served as President and Chief Operating Officer until his appointment to President and Chief Executive Officer (PEO), effective March 31, 2020, and Mr. White served as Chairman and Chief Executive Officer (PEO) prior to Mr. Ford’s March 31, 2020 appointment. The Company’s other named officers for 2020 were: Robert E. Funck, Jr.; Hubert L. Allen; John F. Ginascol; Daniel G. Salvadori; and Brian B. Yoor.

Peer Group Issuers, Footnote [Text Block]				The TSR Peer Group consists of the Standard & Poor’s 500 Health Care Index, an independently prepared index that includes companies in the healthcare industry.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column are based on total compensation reported for Mr. White in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported for the Company’s other named officers, as described in footnote 5 below.
		White 2020
	Summary Compensation Table - Total Compensation(a)	$19,828,384
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(1,028,610)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(11,998,931)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	19,829,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	11,882,907
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(395,379)
+	Dividends paid on equity awards(h)	267,635
=	Compensation Actually Paid	$38,385,988
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. White’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. White’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. White reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. White’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. White as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. White that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Amounts reported in this column are based on total compensation reported for Mr. Ford in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.
		Ford
		2022	2021	2020
	Summary Compensation Table - Total Compensation(a)	$21,722,152	$24,914,886	$20,450,586
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	0	(2,429,795)	(3,901,036)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	551,654	482,954	261,019
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(17,399,594)	(17,379,272)	(11,248,988)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	16,976,728	22,729,219	18,590,594
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	(7,581,367)	10,936,340	4,960,074
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(6,515,228)	3,865,474	(185,168)
+	Dividends paid on equity awards(h)	260,514	222,228	148,296
=	Compensation Actually Paid	$8,014,859	$43,342,034	$29,075,377
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. Ford’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. Ford’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. Ford reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Ford’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. Ford as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Ford that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Non-PEO NEO Average Total Compensation Amount	[2],[3]			$ 7,402,414	$ 9,267,772	$ 6,902,127
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]			$ 2,903,667	20,389,311	10,929,581
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column are based on the average total compensation reported for the Company’s named officers other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
		Other NEOs Average(a)
		2022	2021	2020
	Summary Compensation Table - Total Compensation(b)	$7,402,414	$9,267,772	$6,902,127
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(c)	0	(503,651)	(1,590,997)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(d)	290,245	263,706	214,361
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(e)	(5,406,145)	(6,156,884)	(3,551,089)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(f)	5,274,761	8,052,203	5,868,700
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(g)	(2,269,110)	6,303,872	3,066,178
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(h)	(2,469,621)	3,050,194	(51,351)
+	Dividends paid on equity awards(i)	81,123	112,099	71,652
=	Compensation Actually Paid	$2,903,667	$20,389,311	$10,929,581
(a)	Please see footnote 1 for the named officers included in the average for each indicated fiscal year. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported in this table for 2021.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named officers in the indicated fiscal year.
(c)	Represents the average aggregate change in the actuarial present value of the reported named officers accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(d)	Represents the average sum of the actuarial present value of the reported named officers benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named officers reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named officers outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by the reported named officers as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(i)	Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the reported named officers during the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				-Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Cumulative TSR – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a TSR of 31%. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a TSR of negative 21%. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to a TSR of 28%. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to a TSR of 28%.
Compensation Actually Paid vs. Net Income [Text Block]				-Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Net Income – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a 57% increase in our net income. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.0% decrease in our net income. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to our net income of $4.495 billion. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to our net income of $4.495 billion.
Compensation Actually Paid vs. Company Selected Measure [Text Block]				-Relationship Between Compensation Paid to the PEO and Average Other Named Officers and the Company’s Adjusted Diluted EPS Performance – In 2021, the compensation paid to Mr. Ford and the other named officers increased by 49% and 87%, respectively, compared to a 43% increase in our Adjusted Diluted EPS, as calculated per footnote 8 above. In 2022, the compensation paid to Mr. Ford and the other named officers decreased by 82% and 86%, respectively, compared to a 2.5% increase in our Adjusted Diluted EPS, as calculated per footnote 8 above. For 2020, the year in which Mr. Ford served as PEO for a portion of the year, the compensation paid to Mr. Ford was $29,075,377 compared to our Adjusted Diluted EPS of $3.65, as calculated per footnote 8 above, over the same time horizon. For 2020, the year in which Mr. White served as PEO for a portion of the year, the compensation paid to Mr. White was $38,385,988 compared to our Adjusted Diluted EPS of $3.65, as calculated per footnote 8 above, over the same time horizon.
Tabular List [Table Text Block]

The following list includes the most important performance measures used to link the compensation of our named officers for the most recently completed fiscal year to Company performance and business strategy. Please see page 34 of the CD&A for additional detail.

● Sales	● Total Shareholder Return
● Diluted EPS	● Return on Equity
● Return on Assets	● Division Margin
● Free Cash Flow

Total Shareholder Return Amount	[3],[4]			$ 133	167	128
Peer Group Total Shareholder Return Amount	[3],[4],[5]			140	143	113
Net Income (Loss)	[3]			$ 6,933	$ 7,071	$ 4,495
Company Selected Measure Amount	[1],[3]			5.34	5.21	3.65
PEO Name		Mr. White	Mr. Ford	Robert B. Ford	Robert B. Ford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				● Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				● Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				● Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				● Return on Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				● Return on Assets
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name				● Division Margin
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name				● Free Cash Flow
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]				-Relationship Between the Company’s TSR and the Peer Group TSR – The TSR for the peer group disclosed in footnote 7 of the table above decreased by 2% in 2022 and increased by 26% and 13% in 2021 and 2020, respectively as compared to the Company’s TSR which decreased by 21% in 2022 and increased by 31% and 28% during 2021 and 2020, respectively.
Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]			$ 0	$ (503,651)	$ (1,590,997)
Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[8]			290,245	263,706	214,361
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[9]			(5,406,145)	(6,156,884)	(3,551,089)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[10]			5,274,761	8,052,203	5,868,700
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[11]			(2,269,110)	6,303,872	3,066,178
Change in Fair Value of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Whick Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[12]			(2,469,621)	3,050,194	(51,351)
Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[13]			81,123	112,099	71,652
Ford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]			21,722,152	24,914,886	20,450,586
PEO Actually Paid Compensation Amount	[3],[14]			8,014,859	43,342,034	29,075,377
Ford [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]			0	(2,429,795)	(3,901,036)
Ford [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]			551,654	482,954	261,019
Ford [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]			(17,399,594)	(17,379,272)	(11,248,988)
Ford [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]			16,976,728	22,729,219	18,590,594
Ford [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]			(7,581,367)	10,936,340	4,960,074
Ford [Member] | Change in Fair Value of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Whick Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[20]			(6,515,228)	3,865,474	(185,168)
Ford [Member] | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[21]			$ 260,514	$ 222,228	148,296
White [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]					19,828,384
PEO Actually Paid Compensation Amount	[3],[22]					38,385,988
White [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[23]					(1,028,610)
White [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[24]					0
White [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[25]					(11,998,931)
White [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[26]					19,829,982
White [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[27]					11,882,907
White [Member] | Change in Fair Value of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Whick Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[28]					(395,379)
White [Member] | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[29]					$ 267,635

[1]	Adjusted Diluted EPS is diluted earnings per common share from continuing operations excluding specified items, such as intangible amortization expense and various other costs including expenses related to restructuring actions or business acquisitions. As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted Diluted EPS continues to be viewed as a core driver of the Company’s performance and shareholder value creation.
[2]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the named officer served as PEO in the case of Messrs. Ford and White and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named officers other than the individual serving as PEO for all or a portion of such years.
[3]	The Principal Executive Officer (“PEO”) and named officers for the applicable years were as follows:
●	2022: Robert B. Ford served as the Company’s PEO for the entirety of 2022. The Company’s other named officers for 2022 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; and Andrea F. Wainer.
●	2021: Robert B. Ford served as the Company’s PEO for the entirety of 2021. The Company’s other named officers for 2021 were: Robert E. Funck, Jr.; Hubert L. Allen; Daniel G. Salvadori; Andrea F. Wainer; and Miles D. White.
●	2020: Mr. Ford served as President and Chief Operating Officer until his appointment to President and Chief Executive Officer (PEO), effective March 31, 2020, and Mr. White served as Chairman and Chief Executive Officer (PEO) prior to Mr. Ford’s March 31, 2020 appointment. The Company’s other named officers for 2020 were: Robert E. Funck, Jr.; Hubert L. Allen; John F. Ginascol; Daniel G. Salvadori; and Brian B. Yoor.

[4]	(6)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
[5]	The TSR Peer Group consists of the Standard & Poor’s 500 Health Care Index, an independently prepared index that includes companies in the healthcare industry.
[6]	(a)Please see footnote 1 for the named officers included in the average for each indicated fiscal year. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported in this table for 2021.
[7]	Represents the average aggregate change in the actuarial present value of the reported named officers accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
[8]	Represents the average sum of the actuarial present value of the reported named officers benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[9]	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named officers reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[10]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named officers outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[11]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by the reported named officers as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[12]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[13]	Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the reported named officers during the indicated fiscal year.
[14]	Amounts reported in this column are based on total compensation reported for Mr. Ford in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.
		Ford
		2022	2021	2020
	Summary Compensation Table - Total Compensation(a)	$21,722,152	$24,914,886	$20,450,586
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	0	(2,429,795)	(3,901,036)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	551,654	482,954	261,019
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(17,399,594)	(17,379,272)	(11,248,988)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	16,976,728	22,729,219	18,590,594
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	(7,581,367)	10,936,340	4,960,074
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(6,515,228)	3,865,474	(185,168)
+	Dividends paid on equity awards(h)	260,514	222,228	148,296
=	Compensation Actually Paid	$8,014,859	$43,342,034	$29,075,377
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. Ford’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. Ford’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. Ford reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Ford’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. Ford as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Ford that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

[15]	Represents the aggregate change in the actuarial present value of Mr. Ford’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
[16]	Represents the sum of the actuarial present value of Mr. Ford’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[17]	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. Ford reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[18]	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Ford’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[19]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. Ford as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[20]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Ford that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[21]	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.
[22]	Amounts reported in this column are based on total compensation reported for Mr. White in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below. Mr. White was a named officer in 2021, and his 2021 compensation is included in the average compensation reported for the Company’s other named officers, as described in footnote 5 below.
		White 2020
	Summary Compensation Table - Total Compensation(a)	$19,828,384
-	Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans(b)	(1,028,610)
+	Service Costs Under Defined Benefit and Actuarial Pension Plans(c)	0
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(d)	(11,998,931)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(e)	19,829,982
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(f)	11,882,907
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(395,379)
+	Dividends paid on equity awards(h)	267,635
=	Compensation Actually Paid	$38,385,988
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate change in the actuarial present value of Mr. White’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)	Represents the sum of the actuarial present value of Mr. White’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. White reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(e)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. White’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. White as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. White that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(h)	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

[23]	Represents the aggregate change in the actuarial present value of Mr. White’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
[24]	Represents the sum of the actuarial present value of Mr. White’s benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[25]	Represents the aggregate grant date fair value of option awards and stock awards granted to Mr. White reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[26]	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. White’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[27]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years and held by Mr. White as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[28]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. White that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
[29]	Represents the aggregate value of dividends paid on outstanding and unvested stock awards.